Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Major components of tax expense (income) [abstract]
Operating taxes and levies recognized in the income statement

(in millions of euros)	2017	2016	2015
Territorial Economic Contribution, IFER and similar taxes	(817)	(729)	(841)
Spectrum fees	(304)	(294)	(278)
Levies on telecommunication services	(296)	(319)	(259)
Other operating taxes and levies	(429)	(466)	(405)
Total	(1,846)	(1,808)	(1,783)

Operating taxes and levies in the statement of financial position

(in millions of euros)	December 31, 2017	December 31, 2016	December 31, 2015
Value added tax	958	874	824
Other operating taxes and levies	87	44	69
Operating taxes and levies - receivables	1,045	918	893
Territorial Economic Contribution, IFER and similar taxes	(100)	(115)	(214)
Spectrum fees	(40)	(44)	(60)
Levies on telecommunication services	(97)	(100)	(99)
Value added tax	(616)	(560)	(545)
Other operating taxes and levies	(409)	(422)	(400)
Operating taxes and levies - payables	(1,262)	(1,241)	(1,318)
Operating taxes and levies - net	(217)	(323)	(425)

Net operating taxes and levies (payable)

(in millions of euros)	2017	2016	2015
Net operating taxes and levies (payables) in the opening balance	(323)	(425)	(398)
Operating taxes and levies recognized in profit or loss	(1,846)	(1,808)	(1,783)
Operating taxes and levies paid	1,934	1,897	1,749
Changes in the scope of consolidation	-	(68)	28
Translation adjustment	21	78	3
Reclassifications and other items	(3)	3	(24)
Reclassifications to assets held for sale	-	-	-
Net operating taxes and levies (payables) in the closing balance	(217)	(323)	(425)

Income tax in profit and loss

(in millions of euros)	2017	2016	2015
France tax group	(574)	(464)	(360)
• Current tax	(391)	(318)	10
• Deferred tax	(183)	(146)	(370)
United Kingdom	(57)	(20)	(4)
• Current tax	(57)	(44)	(66)
• Deferred tax	0	24	62
Spain	(57)	(291)	30
• Current tax	(46)	(23)	18
• Deferred tax	(11)	(268)	12
Poland	3	(11)	(8)
• Current tax	(2)	3	(19)
• Deferred tax	5	(14)	11
Other subsidiaries	(403)	(184)	(307)
• Current tax	(363)	(362)	(404)
• Deferred tax	(40)	178	97
Total Income tax	(1,088)	(970)	(649)
• Current tax	(859)	(744)	(461)
• Deferred tax	(229)	(226)	(188)

Effective income tax on continuing operations

(in millions of euros)	Note	2017	2016	2015
Profit before tax of continuing operations		3,202	1,980	3,159
Statutory tax rate in France		34.43%	34.43%	38%
Theoretical income tax		(1,102)	(682)	(1,200)
Reconciling items:
Exceptional surtax (1)		(78)	-	-
Impairment of goodwill (2)	7.1	(7)	(266)	-
Impairment of BT shares	11.7	(156)	(256)	-
Share of profits (losses) of associates and joint ventures		2	(16)	(15)
Adjustment of prior-year taxes		37	23	75
Reassessment of deferred tax assets		(26)	(91)	44
Difference in tax rates (3)		108	119	178
Change in applicable tax rates		(54)	43	87
Other reconciling items (4)		188	156	182
Effective income tax on continuing operations		(1,088)	(970)	(649)
Effective tax rate		33.97%	49.00%	20.54%
(1) Effect of the exceptional surtax of 30% in France which increases the corporate tax rate from 34.43% to 44.43%

(2) Reconciliation item calculated based on the tax rate applicable to the parent company of the Group. The difference between the tax rate of the parent company and the local tax rate of subsidiaries is presented below in "Difference in tax rates".

(3) The Group is present in jurisdictions in which tax rates are different from the French tax rate. This mainly includes the United Kingdom (tax rate of 19% in 2017, 20% in 2016 and 2015), Spain (tax rate of 25% in 2017 and 2016 and 28% in 2015) and Poland (tax rate of 19%).

(4) Notably includes in 2017 the tax income of 304 million euros resulting from the dispute over the 3% tax on dividends, in 2016 the tax income of 190 million euros resulting from the dispute over the 5% share of expenses and charges on dividends, and the non-deductible interests in France (respectively an income tax expense of 80, 97 and 108 million euros in 2017, 2016 and 2015).

Corporate income tax on other comprehensive income

	2017		2016		2015
(in millions of euros)	Gross amount	Deferred tax	Gross amount	Deferred tax	Gross amount	Deferred tax
Actuarial gains and losses on post-employment benefits (1)	16	(23)	(80)	20	53	(15)
Assets available for sale	23	-	(4)	-	15	-
Cash flow hedges	49	(20)	(364)	123	538	(187)
Net investment hedges	-	-	65	(22)	-	-
Translation adjustment	(180)	26	(1,063)	-	77	-
Other comprehensive income of associates and joint ventures	(9)	-	43	-	(2)	-
Total presented in other comprehensive income	(101)	(17)	(1,403)	121	681	(202)
(1) In 2017, the deferred tax includes the remeasurement of the deferred tax in France.

Tax position in the statement of financial position

	December 31, 2017			December 31, 2016			December 31, 2015
(in millions of euros)	Assets	Liabi-lities	Net	Assets	Liabi-lities	Net	Assets	Liabi-lities	Net
France tax group
• Current tax	-	288	(288)	21	-	21	-	21	(21)
• Deferred tax (1)	1,235	-	1,235	1,477	-	1,477	1,566	-	1,566
United Kingdom
• Current tax	-	22	(22)	-	22	(22)	-	36	(36)
• Deferred tax (2)	-	531	(531)	-	531	(531)	-	555	(555)
Spain
• Current tax	53	-	53	56	-	56	39	13	26
• Deferred tax	174	-	174	185	-	185	531	77	454
Poland
• Current tax	0	5	(5)	1	6	(5)	-	14	(14)
• Deferred tax	227	-	227	209	-	209	231	-	231
Other subsidiaries
• Current tax	79	281	(202)	92	310	(218)	124	350	(226)
• Deferred tax	189	80	109	245	127	118	102	247	(145)
Total
• Current tax	132	596	(464)	170	338	(168)	163	434	(271)
• Deferred tax	1,825	611	1,214	2,116	658	1,458	2,430	879	1,551

(1) Mainly include deferred tax assets on employee benefits.
(2) Mainly deferred tax liabilities on the Orange brand.

Change in net current tax

(in millions of euros)	2017	2016	2015
Net current tax assets / (liabilities) in the opening balance	(168)	(271)	(552)
Cash tax payments (1)	583	906	727
Change in income statement (2)	(859)	(772)	(449)
Change in other comprehensive income	-	-	-
Change in retained earnings (3)	(11)	(38)	14
Changes in the scope of consolidation	0	-	(4)
Translation adjustment	5	6	(7)
Reclassification and other items	(14)	1	-
Reclassification to assets held for sale	-	-	-
Net current tax assets / (liabilities) in the closing balance	(464)	(168)	(271)

(1) Includes in 2017 the reimbursement of 304 million euros due to the dispute of the 3% tax on dividends.

(2) In 2016, the current tax expense in the income statement was reported for (744) million euros in Income Tax and for (28) million euros in Consolidated net income of discontinued operations. In 2015, the current tax expense in the income statement was reported for (461) million euros in Income Tax and for 12 million euros in Consolidated net income of discontinued operations. In 2017 there is no current tax expense in Consolidated net income of discontinued operations.

(3) Mainly correspond to the tax effect relating to the remeasurement of the portion of subordinated notes denominated in foreign currency.

Change in net deferred tax

(in millions of euros)	2017	2016	2015
Net deferred tax assets in the opening balance	1,458	1,551	1,860
Change in income statement (1)	(246)	(232)	(176)
Change in other comprehensive income	(17)	121	(202)
Change in retained earnings (2)	(8)	(38)	14
Change in the scope of consolidation	0	(18)	62
Translation adjustment	13	73	(4)
Reclassification and other items	14	1	(3)
Reclassification to assets held for sale	-	-	-
Net deferred tax assets in the closing balance	1,214	1,458	1,551

(1) In 2017, the deferred tax expense in the income statement was reported for (229) million euros in Income Tax and for (17) million euros in Consolidated net income of discontinued operations. In 2016, the deferred tax expense in the income statement was reported for (226) million euros in Income Tax and for (6) million euros in Consolidated net income of discontinued operations. In 2015, the deferred tax expense in the income statement was reported for (188) million euros in Income Tax and for 12 million euros in Consolidated net income of discontinued operations.

(2) Mainly correspond to the tax effect relating to the remeasurement of the portion of subordinated notes denominated in foreign currency.

Deferred tax assets and liabilities by type

(in millions of euros)	2017	2016	2015
Net deferred tax assets in the opening balance	1,458	1,551	1,860
Change in income statement (1)	(246)	(232)	(176)
Change in other comprehensive income	(17)	121	(202)
Change in retained earnings (2)	(8)	(38)	14
Change in the scope of consolidation	0	(18)	62
Translation adjustment	13	73	(4)
Reclassification and other items	14	1	(3)
Reclassification to assets held for sale	-	-	-
Net deferred tax assets in the closing balance	1,214	1,458	1,551

(1) In 2017, the deferred tax expense in the income statement was reported for (229) million euros in Income Tax and for (17) million euros in Consolidated net income of discontinued operations. In 2016, the deferred tax expense in the income statement was reported for (226) million euros in Income Tax and for (6) million euros in Consolidated net income of discontinued operations. In 2015, the deferred tax expense in the income statement was reported for (188) million euros in Income Tax and for 12 million euros in Consolidated net income of discontinued operations.

(2) Mainly correspond to the tax effect relating to the remeasurement of the portion of subordinated notes denominated in foreign currency.